Document and Entity Information	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001817241
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	Artiva Biotherapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42179
Entity Tax Identification Number	83-3614316
Entity Address, Address Line One	5505 Morehouse Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	267-4467
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ARTV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false